10-K CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (52,349,259)	$ (35,753,239)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	2,300,619	4,430,508
Accretion of discount and dividends on cumulative mandatorily redeemable Series B preferred stock	0	234,500
Changes in fair value included in operations	31,729,718	21,943,239
Depreciation and amortization	179,843	85,250
Amortization of right of use assets	284,031	0
SBA loan forgiveness	0	(240,800)
Changes in assets and liabilities:
Accounts receivable, net	600,194	(619,177)
Inventory	(5,171,884)	(7,852,471)
Inventory deposits	(1,357,605)	(3,589,440)
Prepaid expenses and other current assets	14,392	(290,172)
Deposits	(76,066)	(23,071)
Accounts payable	327,943	1,049,180
Accrued expenses and other current liabilities	2,147,042	1,093,269
Other long-term liabilities	115,550	42,120
Net cash used in operating activities	(21,255,482)	(19,490,304)
Cash flows from investing activities:
Acquisition of property and equipment	(1,102,674)	(509,933)
Other	(6,505)	(3,819)
Net cash used in investing activities	(1,109,179)	(513,752)
Cash flows from financing activities:
Proceeds from loan payable	11,200,000	2,000,000
Payments on loans payable and note conversions	(1,856,175)	0
Proceeds from convertible note payable and SAFE notes	5,000,000	25,206,788
Proceeds from conversion of warrants for preferred stock	693,000	4,506,998
Proceeds from issuance of common stock	133,598	672,162
Repurchase of common stock	0	(1,688)
Other	(55,000)	(60,000)
Net cash provided by financing activities	15,115,423	32,324,260
Net decrease in cash	(7,249,238)	12,320,204
Cash, beginning of period	12,730,198	409,994
Cash, end of period	5,480,960	12,730,198
Supplemental disclosures of cash flow information:
Interest paid	144,572	1,063
Taxes paid	0	0
Right-of-use assets obtained in exchange for lease obligations	$ 2,589,711	$ 0